Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class R Shares, Class R6 Shares and Class T Shares of the

Goldman Sachs Strategic International Equity Fund

(the “Fund”)

Supplement dated December 15, 2017 to the

Prospectus, Summary Prospectus, and Statement of Additional Information (the “SAI”),

each dated February 28, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of the Goldman Sachs Trust (the “Board”) recently approved changes to the Fund’s name, investment objective and principal investment strategy. These changes will be effective after the close of business on February 27, 2018 (the “Effective Date”).

Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:

The Fund’s name will change to the “Goldman Sachs International Equity Income Fund.” All references in the Prospectus, Summary Prospectus, and SAI to the “Goldman Sachs Strategic International Equity Fund” are replaced with “Goldman Sachs International Equity Income Fund.”

The following replaces in its entirety the “Goldman Sachs Strategic International Equity Fund—Summary—Investment Objective” section of the Prospectus and “Investment Objective” section of the Summary Prospectus:

The Goldman Sachs International Equity Income Fund (formerly Goldman Sachs Strategic International Equity Fund) (the “Fund”) seeks long-term capital appreciation and growth of income.

The following replaces in its entirety the “Goldman Sachs Strategic International Equity Fund—Summary—Principal Strategy” section of the Prospectus and “Principal Strategy” section of the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments of dividend-paying non-U.S. issuers. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. In addition, the Fund may also invest in the securities of issuers located in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged).

The following replaces in its entirety the first paragraph under “Goldman Sachs Strategic International Equity Fund—Summary—Performance” in the Prospectus and “Performance” in the Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. Through February 27, 2018, the Fund had been known as the Goldman Sachs Strategic International Equity Fund, and its investment objective and certain of its strategies differed. Performance information set forth below reflects the Fund’s former investment objective and strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class R Shares, Class R6 Shares and Class T Shares of the

Goldman Sachs Strategic International Equity Fund

(the “Fund”)

Supplement dated December 15, 2017 to the

Prospectus, Summary Prospectus, and Statement of Additional Information (the “SAI”),

each dated February 28, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of the Goldman Sachs Trust (the “Board”) recently approved changes to the Fund’s name, investment objective and principal investment strategy. These changes will be effective after the close of business on February 27, 2018 (the “Effective Date”).

Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:

The Fund’s name will change to the “Goldman Sachs International Equity Income Fund.” All references in the Prospectus, Summary Prospectus, and SAI to the “Goldman Sachs Strategic International Equity Fund” are replaced with “Goldman Sachs International Equity Income Fund.”

The following replaces in its entirety the “Goldman Sachs Strategic International Equity Fund—Summary—Investment Objective” section of the Prospectus and “Investment Objective” section of the Summary Prospectus:

The Goldman Sachs International Equity Income Fund (formerly Goldman Sachs Strategic International Equity Fund) (the “Fund”) seeks long-term capital appreciation and growth of income.

The following replaces in its entirety the “Goldman Sachs Strategic International Equity Fund—Summary—Principal Strategy” section of the Prospectus and “Principal Strategy” section of the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments of dividend-paying non-U.S. issuers. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. In addition, the Fund may also invest in the securities of issuers located in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged).

The following replaces in its entirety the first paragraph under “Goldman Sachs Strategic International Equity Fund—Summary—Performance” in the Prospectus and “Performance” in the Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. Through February 27, 2018, the Fund had been known as the Goldman Sachs Strategic International Equity Fund, and its investment objective and certain of its strategies differed. Performance information set forth below reflects the Fund’s former investment objective and strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.